LONG-TERM DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
2014	$ 7,469
2015	24,737
2016	22,200
2017	8,807
2018	7,570
Long-term Debt, Total	$ 70,783